Jun. 25, 2018
Hartford Environmental Opportunities Fund
Hartford Environmental Opportunities Fund

JUNE 25, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford Environmental Opportunities Fund SUMMARY PROSPECTUS

DATED MARCH 1, 2018

AND

hartford INTERNATIONAL/GLOBAL EQUITY funds PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH MAY 11, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective July 31, 2018, the Hartford Environmental Opportunities Fund will add MSCI Global Environment Index (Net) as a secondary benchmark.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.